Business Combination - Schedule of Fair Value of Consideration Paid (Details) - Successor [Member] - USD ($) $ in Thousands		1 Months Ended
	Mar. 15, 2018	Mar. 31, 2018
Cash consideration paid	$ 86,741	$ 86,741
Common stock issued to former stockholders, option holders, and bonus recipients of Lazydays RV	29,400
Total consideration	$ 116,141